UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments	AIG Money Market Fund
July 31, 2012 (unaudited)

Face Amount (000)		Value (000)

Time Deposits (23.8%)
	ANZ Banking
$60,000	0.160%, 08/01/12	$60,000
	Bank of Nova Scotia
50,000	0.100%, 08/01/12	50,000
	Bank of Tokyo-Mitsubishi UFJ NY
35,000	0.160%, 08/01/12	35,000
	DNB Bank
87,530	0.150%, 08/01/12	87,530
	Mizuho Bank
35,000	0.190%, 08/01/12	35,000
	National Australia Bank
75,000	0.110%, 08/01/12	75,000
	Svenska Handelsbank
88,000	0.150%, 08/01/12	88,000
	Total Time Deposits (Cost $430,530)	430,530
Commercial Paper (A) (18.4%)
	Air Products & Chemicals
20,000	0.120%, 08/03/12 (B)	20,000
	Archer-Daniels-Midland
15,000	0.140%, 08/17/12 (B)	14,999
10,000	0.160%, 08/20/12 (B)	9,999
	ASB Finance
1,336	0.180%, 08/20/12 (B)	1,336
	Australia & New Zealand Banking Group
15,000	0.180%, 08/06/12 (B)	15,000
	Coca-Cola
10,000	0.170%, 10/19/12 (B)	9,996
10,000	0.220%, 11/08/12 (B)	9,994
	Commonwealth Bank of Australia
15,000	0.320%, 10/23/12 (B)	14,989
15,000	0.210%, 10/24/12 (B)	14,993
	DBS Bank
20,000	0.130%, 08/03/12 (B)	20,000
5,000	0.200%, 08/08/12 (B)	5,000
10,000	0.200%, 09/07/12 (B)	9,998
10,000	0.230%, 10/09/12 (B)	9,995
	John Deere Bank
20,000	0.160%, 09/06/12 (B)	19,997
	Novartis Securities Investment
15,000	0.150%, 08/07/12 (B)	15,000
	Private Export Funding
10,000	0.200%, 08/13/12 (B)	9,999
5,000	0.140%, 08/21/12 (B)	5,000
	UOB Funding
10,000	0.200%, 08/20/12	9,999
10,000	0.280%, 11/26/12	9,991
	US Bank
70,000	0.150%, 08/07/12	70,000
	Westpac Banking
7,000	0.250%, 09/25/12 (B)	6,997

Face Amount (000)		Value (000)

Commercial Paper (A) — (continued)
	Westpac Securities NZ
$15,000	0.230%, 08/10/12 (B)	$14,999
15,000	0.430%, 09/06/12 (B)	14,993
	Total Commercial Paper (Cost $333,274)	333,274
Certificates of Deposit (17.7%)
	Bank of Montreal IL
55,000	0.120%, 08/02/12	55,000
5,000	0.240%, 11/26/12	5,000
	Bank of Tokyo-Mitsubishi UFJ NY
15,000	0.230%, 09/27/12	15,000
15,000	0.350%, 10/03/12	15,000
	Mizuho Corporate Bank
15,000	0.230%, 08/06/12	15,000
15,000	0.250%, 09/07/12	15,000
20,000	0.340%, 10/30/12	20,000
	National Bank of Canada
15,000	0.190%, 10/29/12	15,000
	Sumitomo Mitsui Banking
15,000	0.230%, 08/06/12	15,000
25,000	0.170%, 08/07/12	25,000
	Swedbank
65,000	0.170%, 08/06/12	65,000
	Toronto-Dominion Bank
25,000	0.150%, 08/01/12	25,000
20,000	0.130%, 08/10/12	20,000
15,000	0.160%, 08/27/12	15,000
	Total Certificates of Deposit (Cost $320,000)	320,000
Repurchase Agreements (C) (40.1%)
350,000	Barclays Capital 0.170%, dated 07/31/12, to be repurchased on 08/01/12, repurchase price $350,001,653 (Collateralized by US Treasury Notes and Bonds ranging in par value $7,418,300-$57,282,200, 1.250%-9.875%, 11/15/15-05/15/38, with a total market value of $357,000,105)	350,000
375,000	Deutsche Bank 0.180%,dated 07/31/12, to be repurchased on 08/01/12, repurchase price $375,001,875 (Collateralized by various FHLB/FHLMC obligations ranging in par value $52,250,000- $68,263,000, 0.375%-4.500%, 10/18/13-06/28/27, with a total market value of $382,500,677)	375,000
	Total Repurchase Agreements (Cost $725,000)	725,000
	Total Investments (100.0%) (Cost $1,808,804)†	$1,808,804

Percentages are based on net assets of $1,808,739 (000).

Schedule of Investments	AIG Money Market Fund
July 31, 2012 (unaudited)

(A)	Discount notes. The rate reported is the effective yield at the time of purchase.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2012, the value of these liquid securities amounted to $243,284 (000) representing 13.45% of the net assets of the Fund.
(C)	Tri-Party Repurchase Agreements

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of July 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820. For the quarter ended July 31, 2012, there were no level 3 securities. For the quarter ended July 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AIG-QH-001-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012